FRC Founders Index FundSM

Schedule of Investments (Unaudited)

June 30, 2021

Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 5.8%
Alphabet, Inc. - Class A*	117	$ 285,689
Alphabet, Inc. - Class C*	117	293,239
Bandwidth, Inc. - Class A*	2,014	277,771
Cardlytics, Inc.*	2,213	280,896
Cargurus, Inc.*	10,656	279,507
Cars.com, Inc.*	18,905	270,909
Cinemark Holdings, Inc.	12,317	270,358
Cogent Communications Holdings, Inc.	3,884	298,641
DISH Network Corp. - Class A*	7,106	297,031
EverQuote, Inc. - Class A*	7,287	238,139
Facebook, Inc. - Class A*	870	302,508
Netflix, Inc.*	488	257,766
Nexstar Media Group, Inc. - Class A	1,770	261,748
Pinterest, Inc. - Class A*	3,173	250,508
Roku, Inc.*	689	316,423
Spotify Technology SA*	894	246,377
TechTarget, Inc.*	3,538	274,160
TripAdvisor, Inc.*	5,116	206,175
Twitter, Inc.*	3,736	257,074
United States Cellular Corp.*	7,327	266,043
World Wrestling Entertainment, Inc. - Class A	4,721	273,299
Yelp, Inc.*	6,634	265,095
Zillow Group, Inc. - Class A*	1,870	229,131
Zillow Group, Inc. - Class C*	1,895	231,607
Zynga, Inc. - Class A*	24,966	265,389
Total Communication Services		6,695,483

Consumer Discretionary — 7.5%
1-800-Flowers.com, Inc. - Class A*	10,407	331,671
2U, Inc.*	6,748	281,189
Accel Entertainment, Inc.*	22,916	272,013
Amazon.com, Inc.*	79	271,772
Boyd Gaming Corp. *	4,112	252,847
CarMax, Inc.*	2,074	267,857
Carvana Co.*	951	287,031
Century Communities, Inc.*	4,092	272,282
Cheesecake Factory Inc/The	4,644	251,612
Dorman Products, Inc.*	2,513	260,523
DR Horton, Inc.	2,879	260,175
Five Below, Inc.*	1,363	263,427
iRobot Corp.*	2,351	219,560
Just Eat Takeaway.com - ADR *	0	5
LGI Homes, Inc.*	1,621	262,505
Lithia Motors, Inc. - Class A	681	234,019
MDC Holdings, Inc.	4,446	224,967
Meritage Homes Corp. *	2,809	264,271
Peloton Interactive, Inc. - Class A*	2,234	277,061
Quotient Technology, Inc.*	15,984	172,787
Ralph Lauren Corp.	2,126	250,464
RealReal Inc/The*	11,322	223,723
Shake Shack, Inc. - Class A*	2,251	240,902
Shutterstock, Inc.	2,640	259,169
Skechers USA, Inc. - Class A*	6,053	301,621
Sonic Automotive, Inc. - Class A	5,315	237,793
Stitch Fix, Inc. - Class A*	5,984	360,835
Tempur Sealy International, Inc.	6,857	268,726
Tesla, Inc.*	363	246,731
Under Armour, Inc. - Class A*	12,171	257,417
Under Armour, Inc. - Class C*	14,631	271,698
Urban Outfitters, Inc.*	7,225	297,814
Wayfair, Inc. - Class A*	834	263,302
Zumiez, Inc.*	5,791	283,701
Total Consumer Discretionary		8,691,470

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security	Shares	Value
Consumer Staples — 2.8%
Beyond Meat, Inc.*	1,953	$ 307,578
Boston Beer Co Inc/The - Class A*	208	212,326
Central Garden & Pet Co.*	4,674	247,395
Central Garden & Pet Co. - Class A*	5,179	250,146
Freshpet, Inc.*	1,567	255,358
Inter Parfums, Inc.	3,728	268,416
J & J Snack Foods Corp.	1,698	296,148
National Beverage Corp.*	5,267	248,760
Nu Skin Enterprises, Inc. - Class A	5,050	286,082
PriceSmart, Inc.	2,984	271,574
United Natural Foods, Inc.*	7,572	280,013
USANA Health Sciences, Inc.*	2,641	270,518
Total Consumer Staples		3,194,314

Energy — 1.5%
Continental Resources, Inc./OK	9,759	371,135
Kinder Morgan, Inc.	16,022	292,081
Matador Resources Co.	10,811	389,304
Scorpio Tankers, Inc.	14,883	328,170
Talos Energy, Inc.*	22,342	349,429
Total Energy		1,730,119

Financials — 11.1%
Aflac, Inc.	5,071	272,110
American Financial Group, Inc./OH	2,255	281,244
AMERISAFE, Inc.	4,156	248,072
Apollo Global Management, Inc.	5,332	331,650
Ares Management Corp. - Class A	4,796	304,978
Athene Holding Ltd. - Class A*	4,948	333,990
BankUnited, Inc.	6,140	262,117
BlackRock, Inc.	328	286,990
Capital One Financial Corp.	1,986	307,214
Carlyle Group Inc/The	6,863	318,992
Charles Schwab Corp/The	4,090	297,793
Cohen & Steers, Inc.	3,962	325,241
Enstar Group Ltd.*	1,047	250,149
Essent Group Ltd.	5,489	246,731
Evercore, Inc. - Class A	1,996	280,977
Fidelity National Financial, Inc.	5,996	260,586
First Foundation, Inc.	11,385	256,276
Focus Financial Partners, Inc. - Class A*	6,086	295,171
Goosehead Insurance, Inc. - Class A*	2,535	322,705
Home BancShares, Inc./AR	9,955	245,689
Independent Bank Group, Inc.	3,616	267,512
Interactive Brokers Group, Inc. - Class A	3,494	229,661
Intercontinental Exchange, Inc.	2,235	265,294
Kinsale Capital Group, Inc.	1,573	259,183
KKR & Co, Inc.	5,062	299,873
Ladder Capital Corp.	23,074	266,274
LendingTree, Inc.*	1,143	242,179
MarketAxess Holdings, Inc.	497	230,404
Mercury General Corp.	4,114	267,204
Moelis & Co. - Class A	5,138	292,301
Morningstar, Inc.	1,141	293,363
Nelnet, Inc. - Class A	3,580	269,323
Palomar Holdings, Inc.*	3,623	273,392
Pinnacle Financial Partners, Inc.	2,950	260,455
PRA Group, Inc.*	7,309	281,177
Preferred Bank/Los Angeles CA	3,966	250,929
Redwood Trust, Inc.	26,034	314,230
SEI Investments Co.	4,266	264,364
ServisFirst Bancshares, Inc.	4,421	300,540
Signature Bank/New York NY	1,155	283,726
Tradeweb Markets, Inc. - Class A	3,353	283,530
Trupanion, Inc.*	3,391	390,304
Veritex Holdings, Inc.	7,968	282,147

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security	Shares	Value
Financials — 11.1% (Continued)
Virtu Financial, Inc. - Class A	8,589	$ 237,314
W R Berkley Corp.	3,373	251,052
Wintrust Financial Corp.	3,508	265,310
Total Financials		12,849,716

Health Care — 26.7%
10X Genomics, Inc. - Class A*	1,366	267,490
Adaptive Biotechnologies Corp.*	6,226	254,394
Aerie Pharmaceuticals, Inc.*	14,949	239,334
Akero Therapeutics, Inc.*	9,706	240,806
Alector, Inc.*	14,496	301,952
Allogene Therapeutics, Inc.*	8,152	212,604
Alnylam Pharmaceuticals, Inc.*	1,927	326,665
Amicus Therapeutics, Inc.*	25,933	249,994
Amphastar Pharmaceuticals, Inc.*	15,440	311,270
Apellis Pharmaceuticals, Inc.*	5,985	378,252
Applied Therapeutics, Inc.*	15,955	331,545
Arcus Biosciences, Inc.*	7,656	210,234
Arcutis Biotherapeutics, Inc.*	9,340	254,889
Axonics Modulation Technologies, Inc.*	4,475	283,760
Axsome Therapeutics, Inc.*	5,093	343,574
Bioxcel Therapeutics, Inc.*	7,654	222,425
Black Diamond Therapeutics, Inc.*	10,622	129,482
Blueprint Medicines Corp.*	2,792	245,584
Bridgebio Pharma, Inc.*	4,875	297,180
Cara Therapeutics, Inc.*	9,463	135,037
Castle Biosciences, Inc.*	3,930	288,187
Cerus Corp.*	42,187	249,325
ChemoCentryx, Inc.*	5,682	76,082
Coherus Biosciences, Inc.*	18,812	260,170
Corcept Therapeutics, Inc.*	11,678	256,916
Cortexyme, Inc.*	6,929	367,237
CorVel Corp.*	2,397	321,917
Cue Biopharma, Inc.*	20,686	240,992
Danaher Corp.	1,104	296,269
Deciphera Pharmaceuticals, Inc.*	5,672	207,652
Denali Therapeutics, Inc.*	4,780	374,943
Dicerna Pharmaceuticals, Inc.*	9,390	350,435
Eagle Pharmaceuticals, Inc./DE*	6,046	258,769
Emergent BioSolutions, Inc.*	3,597	226,575
Ensign Group, Inc./The	2,871	248,830
Exelixis, Inc.*	11,185	203,791
Fate Therapeutics, Inc.*	3,174	275,471
Frequency Therapeutics, Inc.*	27,335	272,257
Globus Medical, Inc. - Class A*	3,846	298,180
Gossamer Bio, Inc.*	30,269	245,784
Guardant Health, Inc.*	1,683	209,012
HealthStream, Inc.*	11,906	332,654
Hologic, Inc.*	3,525	235,188
ImmunityBio, Inc.*	15,521	221,640
Inogen, Inc.*	4,093	266,741
Inspire Medical Systems, Inc.*	1,148	221,863
Intra-Cellular Therapies, Inc.*	8,281	338,030
Invitae Corp.*	6,858	231,320
Ionis Pharmaceuticals, Inc.*	6,529	260,442
Jazz Pharmaceuticals Plc*	1,591	282,625
Karuna Therapeutics, Inc.*	2,284	260,353
Karyopharm Therapeutics, Inc.*	27,646	285,307
Kiniksa Pharmaceuticals Ltd. - Class A*	16,295	226,989
Kodiak Sciences, Inc.*	2,315	215,295
Krystal Biotech, Inc.*	3,497	237,796
Kura Oncology, Inc.*	9,090	189,527
LHC Group, Inc.*	1,332	266,746
MacroGenics, Inc.*	8,217	220,709
Madrigal Pharmaceuticals, Inc.*	2,115	206,022

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security	Shares	Value
Health Care — 26.7% (Continued)
Masimo Corp.*	1,097	$ 265,968
Medpace Holdings, Inc.*	1,448	255,760
Merit Medical Systems, Inc.*	4,366	282,306
Moderna, Inc.*	1,676	393,826
Morphic Holding, Inc.*	4,835	277,481
Natera, Inc.*	2,519	285,982
National Research Corp.	5,686	260,987
Neoleukin Therapeutics, Inc.*	21,958	202,672
Neurocrine Biosciences, Inc.*	2,820	274,442
NextGen Healthcare, Inc. *	14,264	236,640
NGM Biopharmaceuticals, Inc.*	10,276	202,643
Omeros Corp.*	14,551	215,937
Omnicell, Inc.*	1,957	296,388
ORIC Pharmaceuticals, Inc.*	12,227	216,296
Passage Bio, Inc.*	15,575	206,213
Penumbra, Inc.*	936	256,520
PetIQ, Inc.*	7,321	282,591
Phathom Pharmaceuticals, Inc.*	7,240	245,074
Phreesia, Inc.*	5,210	319,373
Provention Bio, Inc.*	33,154	279,488
PTC Therapeutics, Inc.*	5,559	234,979
QIAGEN NV*	5,084	245,964
Quanterix Corp.*	4,211	247,017
RadNet, Inc.*	11,991	403,977
Reata Pharmaceuticals, Inc. - Class A*	2,905	411,145
Regeneron Pharmaceuticals, Inc.*	542	302,729
REGENXBIO, Inc.*	7,468	290,132
Replimune Group, Inc.*	8,616	331,027
ResMed, Inc.	1,312	323,434
REVOLUTION Medicines, Inc.*	6,853	217,514
Rubius Therapeutics, Inc.*	11,139	271,903
Sage Therapeutics, Inc.*	3,548	201,562
Seagen, Inc.*	1,790	282,605
Select Medical Holdings Corp.	7,606	321,430
Silk Road Medical, Inc.*	5,222	249,925
Simulations Plus, Inc.	4,207	231,006
Sorrento Therapeutics, Inc.*	36,006	348,898
Stoke Therapeutics, Inc.*	8,140	273,992
Supernus Pharmaceuticals, Inc.*	8,411	258,975
Tabula Rasa HealthCare, Inc.*	6,098	304,900
TG Therapeutics, Inc.*	5,845	226,728
Translate Bio, Inc.*	13,612	374,874
Tricida, Inc.*	52,526	226,912
Twist Bioscience Corp.*	1,886	251,310
Ultragenyx Pharmaceutical, Inc.*	2,445	233,131
United Therapeutics Corp.*	1,328	238,256
UnitedHealth Group, Inc.	687	275,102
Universal Health Services, Inc. - Class B	1,898	277,924
Vaxart, Inc.*	49,380	369,856
Veeva Systems, Inc. - Class A*	971	301,932
Veracyte, Inc.*	4,751	189,945
Vir Biotechnology, Inc.*	5,948	281,221
Xencor, Inc.*	5,996	206,802
Y-mAbs Therapeutics, Inc.*	9,813	331,679
Zentalis Pharmaceuticals, Inc.*	5,328	283,450
Zogenix, Inc.*	13,626	235,457
Zynex, Inc.*	17,475	271,387
Total Health Care		30,850,179

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security	Shares	Value
Industrials — 5.1%
AAON, Inc.	3,845	$ 240,659
Air Lease Corp.	5,427	226,523
Ameresco, Inc. - Class A*	5,422	340,068
API Group Corp.*	12,100	252,769
Axon Enterprise, Inc.*	1,748	309,046
Bloom Energy Corp. - Class A*	11,602	311,746
Cimpress Plc*	2,679	290,430
Clean Harbors, Inc.*	3,041	283,239
Colfax Corp.*	6,029	276,188
Copart, Inc.*	2,202	290,290
CoStar Group, Inc.*	2,933	242,911
FedEx Corp.	920	274,464
Insperity, Inc.	3,068	277,255
Lyft, Inc. - Class A*	4,157	251,415
MasTec, Inc.*	2,718	288,380
PGT Innovations, Inc.*	10,299	239,246
Plug Power, Inc.*	10,268	351,063
Sunrun, Inc.*	5,676	316,607
TransDigm Group, Inc.*	429	277,687
TriNet Group, Inc.*	3,198	231,791
Vicor Corp. *	3,104	328,217
Total Industrials		5,899,994

Information Technology — 28.5%
3D Systems Corp.*	12,738	509,138
Adobe, Inc. *	512	299,848
Akamai Technologies, Inc.*	2,531	295,115
Alarm.com Holdings, Inc.*	2,845	240,972
Altair Engineering, Inc. - Class A*	4,349	299,951
Alteryx, Inc. - Class A*	3,069	263,995
Ambarella, Inc.*	2,572	274,252
Analog Devices, Inc.	1,667	286,991
Appfolio, Inc. - Class A*	1,826	257,831
Appian Corp.*	1,947	268,199
Arista Networks, Inc.*	851	308,326
Atlassian Corp Plc - Class A*	1,120	287,683
Avalara, Inc.*	1,774	287,033
Bill.com Holdings, Inc.*	1,632	298,950
Blackline, Inc.*	2,257	251,136
Box, Inc. - Class A*	12,379	316,283
Cadence Design Systems, Inc.*	1,815	248,328
Calix, Inc.*	5,994	284,715
CEVA, Inc.*	4,586	216,918
Ciena Corp.*	4,743	269,829
Cloudflare, Inc. - Class A*	3,430	363,031
CMC Materials, Inc.	1,400	211,036
Cognex Corp.	3,116	261,900
Cornerstone OnDemand, Inc.*	5,717	294,883
Crowdstrike Holdings, Inc. - Class A*	1,257	315,897
Datadog, Inc. - Class A*	2,812	292,673
Dell Technologies, Inc. - Class C*	2,708	269,906
Domo, Inc. - Class B*	4,367	352,985
Dropbox, Inc. - Class A*	10,159	307,919
Dynatrace, Inc.*	4,938	288,478
EchoStar Corp. - Class A*	10,983	266,777
Elastic NV*	1,992	290,354
Enphase Energy, Inc.*	1,837	337,328
Envestnet, Inc.*	3,586	272,034
EPAM Systems, Inc.*	597	305,043
Euronet Worldwide, Inc.*	1,776	240,382
Evo Payments, Inc. - Class A*	9,399	260,728
ExlService Holdings, Inc.*	2,834	301,141
Fabrinet*	2,979	285,597
Fastly, Inc. - Class A*	3,772	224,811

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security	Shares	Value
Information Technology — 28.5% (Continued)
First Solar, Inc.*	3,471	$ 314,160
FleetCor Technologies, Inc.*	920	235,575
Fortinet, Inc.*	1,303	310,362
Globant SA*	1,181	258,852
Guidewire Software, Inc.*	2,527	284,843
HubSpot, Inc.*	505	294,274
Insight Enterprises, Inc.*	2,626	262,626
Intuit, Inc.	642	314,689
IPG Photonics Corp.*	1,167	245,969
Juniper Networks, Inc.	10,456	285,972
LivePerson, Inc.*	4,521	285,908
Manhattan Associates, Inc.*	2,190	317,200
MaxLinear, Inc.*	7,134	303,124
Medallia, Inc.*	8,879	299,666
MicroStrategy, Inc. - Class A*	362	240,549
Mimecast Ltd.*	6,435	341,377
Momentive Global, Inc. *	14,144	298,014
Monolithic Power Systems, Inc.	702	262,162
NETGEAR, Inc.*	6,860	262,875
NetScout Systems, Inc.*	9,225	263,282
New Relic, Inc.*	3,948	264,398
nLight, Inc.*	8,592	311,718
NVIDIA Corp.	415	332,042
Okta, Inc.*	977	239,052
Oracle Corp.	3,422	266,369
OSI Systems, Inc.*	2,711	275,546
PagerDuty, Inc.*	6,153	261,995
Palo Alto Networks, Inc.*	723	268,269
Paychex, Inc.	2,781	298,401
Paycom Software, Inc.*	673	244,615
Paylocity Holding Corp.*	1,377	262,732
PC Connection, Inc.*	5,937	274,705
PDF Solutions, Inc.*	15,016	272,991
Pegasystems, Inc.	2,034	283,112
Photronics, Inc.*	21,127	279,088
Ping Identity Holding Corp.*	11,463	262,503
Power Integrations, Inc.	3,245	266,285
PROS Holdings, Inc.*	5,756	262,301
Pure Storage, Inc. - Class A*	12,402	242,211
Q2 Holdings, Inc.*	2,545	261,066
QAD, Inc. - Class A	3,505	305,005
Rapid7, Inc.*	3,171	300,072
Repay Holdings Corp.*	11,327	272,301
RingCentral, Inc. - Class A*	814	236,532
Sailpoint Technologies Holdings, Inc.*	5,332	272,305
salesforce.com, Inc.*	1,150	280,911
Sanmina Corp.*	6,438	250,824
ServiceNow, Inc.*	479	263,234
Silicon Laboratories, Inc.*	1,786	273,705
SiTime Corp.*	2,658	336,476
Slack Technologies, Inc. - Class A*	6,374	282,368
SolarEdge Technologies, Inc.*	1,046	289,083
Sprout Social, Inc. - Class A*	4,203	375,832
Square, Inc. - Class A*	1,018	248,188
SS&C Technologies Holdings, Inc.	3,635	261,938
StoneCo Ltd. - Class A*	3,975	266,564
Super Micro Computer, Inc.*	6,811	239,611
Switch, Inc. - Class A	15,186	320,576
Synopsys, Inc.*	1,022	281,857
Tenable Holdings, Inc.*	6,575	271,876
Trade Desk, Inc./The - Class A*	3,645	281,977
TTEC Holdings, Inc.	2,465	254,117
Twilio, Inc. - Class A*	687	270,788
Ubiquiti, Inc.	959	299,390
Universal Display Corp.	1,198	266,351
Upland Software, Inc.*	5,498	226,353

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security	Shares	Value
Information Technology — 28.5% (Continued)
Varonis Systems, Inc.*	4,735	$ 272,831
VeriSign, Inc.*	1,286	292,809
ViaSat, Inc.*	5,616	279,901
Vonage Holdings Corp.*	19,756	284,684
Workday, Inc. - Class A*	1,029	245,663
Workiva, Inc.*	2,735	304,488
Yext, Inc.*	17,729	253,347
Zendesk, Inc.*	1,772	255,770
Zoom Video Communications, Inc. - Class A*	806	311,946
Zscaler, Inc.*	1,367	295,354
Zuora, Inc. - Class A*	15,247	263,011
Total Information Technology		32,907,312

Materials — 0.6%
Element Solutions, Inc.	13,710	320,540
Steel Dynamics, Inc.	5,264	313,734
Total Materials		634,274

Utilities — 0.2%
Sunnova Energy International, Inc.*	7,372	277,629
Total Utilities		277,629

Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	13,255	291,080
Agree Realty Corp.	3,887	273,995
Alexandria Real Estate Equities, Inc.	1,538	279,824
American Campus Communities, Inc.	6,098	284,899
American Finance Trust, Inc.	27,391	232,276
Apple Hospitality REIT, Inc.	17,835	272,162
Brandywine Realty Trust	20,434	280,150
Camden Property Trust	2,327	308,723
Community Healthcare Trust, Inc.	5,334	253,152
Crown Castle International Corp.	1,493	291,284
DiamondRock Hospitality Co. *	26,896	260,891
EPR Properties	5,598	294,903
Equity Residential	3,709	285,593
Essex Property Trust, Inc.	926	277,809
eXp World Holdings, Inc. *	7,076	274,336
Extra Space Storage, Inc.	1,884	308,637
First Industrial Realty Trust, Inc.	5,575	291,182
GEO Group Inc/The	46,508	331,137
Gladstone Commercial Corp.	12,973	292,671
Healthcare Trust of America, Inc. - Class A	9,449	252,288
Hudson Pacific Properties, Inc.	9,609	267,322
Innovative Industrial Properties, Inc.	1,460	278,889
Invitation Homes, Inc.	8,103	302,161
iStar, Inc.	14,583	302,306
Kimco Realty Corp.	13,441	280,245
Life Storage, Inc.	2,942	315,824
Macerich Co/The	21,431	391,116
Marcus & Millichap, Inc.	7,283	283,090
Medical Properties Trust, Inc.	12,232	245,863
Monmouth Real Estate Investment Corp.	14,535	272,095
National Health Investors, Inc.	3,590	240,710
National Storage Affiliates Trust	6,228	314,888
Pebblebrook Hotel Trust	11,148	262,535
RLJ Lodging Trust	17,019	259,199
SBA Communications Corp.	929	296,072
SL Green Realty Corp.	3,792	303,360
STAG Industrial, Inc.	7,508	281,024
STORE Capital Corp.	7,709	266,038
Terreno Realty Corp.	4,312	278,210
Vornado Realty Trust	5,973	278,760
Total Real Estate Investment Trusts (REITs)		11,356,699

Total Common Stocks (Cost — $91,715,405)		115,087,189

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Security	Shares	Value
Exchange Traded Fund — 0.3%
Invesco Russell 1000 Equal Weight ETF	7,600	$ 347,244

Total Exchange Traded Fund (Cost — $347,350)		347,244

Short Term Investment — 0.0%
First American Government Obligations Fund - Class X - 0.03% (a)	28,192	28,192

Total Short Term Investment (Cost — $28,192)		28,192

Total Investments — 100.0% (Cost — $92,090,947)		115,462,625
Other Assets in Excess of Liabilities — 0.0%		8,304

Total Net Assets — 100.0%		$ 115,470,929

* Non-income producing security.

(a) The rate reported is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

FRC Founders Index FundSM

Schedule of Investments (Unaudited) (Continued)

June 30, 2021

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -

quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -

observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$ 115,087,189	$ -	$ -	$ 115,087,189
Exchange Traded Fund	347,244	-	-	347,244
Short-Term Investment	28,192	-	-	28,192

Total	$ 115,462,625	$ -	$ -	$ 115,462,625

See the Schedule of Investments for further detail of investment classifications.